LIABILITIES SUBJECT TO COMPROMISE	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
LIABILITIES SUBJECT TO COMPROMISE
29.	LIABILITIES SUBJECT TO COMPROMISE

As a result of the judicial reorganization proceedings in Brazil and other international jurisdictions (which are considered to be similar in all substantive respects to Chapter 11) prepetition liabilities, as shown below were classified as subject to compromise based on the assessment of these obligations following the guidance of ASC 852 Reorganizations. Prepetition liabilities subject to compromise are required to be reported at the amount expected to be allowed as a claim by the Judicial Reorganization Court, regardless of whether they may be settled for lesser amounts and remain subject to future adjustments based on negotiated settlements with claimants, actions of the Judicial Reorganization Court, rejection of executory contracts, proofs of claims or other events. The following table reflects prepetition liabilities subject to compromise as at December 31, 2018 and 2017:

	2018	2017
Borrowings and financing	—	49,129,546
Derivative financial instrument	—	104,694
Trade payables	—	2,139,312
Provision for civil contingencies - Anatel	—	9,333,795
Provison fo pension plan	—	560,046
Other	—	43,334
Provision for labor contingencies	—	899,226
Provision for civil - other claims	—	2,929,275

Liabilities subject to compromise (*)	—	65,139,228

(*)

The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor’s List.

Recognition of the effects of the ratification of the Judicial Reorganization Plan

As a result of the approval of JRP at the GCM meeting held on December 19 and 20, 2017 and its subsequent ratification by the Judicial Reorganization Court on January 8, 2018, and published on the Official Gazette on February 5, 2018, the Company’s management, based on the terms and conditions of the JRP, recorded the effects caused by the restructuring/novation of the prepetition liabilities subject to the Judicial Reorganization in the consolidated financial statements for year ended December 31, 2018.

The movements in the restructured prepetition liabilities and the accounting adjustments made for initial recognition of the terms and conditions set forth by the approved and ratified JRP, including the effects on the fair value of these liabilities pursuant to the criteria of ASC 820, and applicable GAAP, are as follow:

	12/31/2017	Reclassifications	Mediations and other	Haircut (i)	Equity (ii)	Present value (iii)	Financial charges (iv)	12/31/2018
Liabilities subject to compromise
Bondholders	32,314,638	(32,314,638)	—	—	—	—	—	—
BNDES	3,326,952	(3,326,952)	—	—	—	—	—	—
Other Borrowings and financing	13,487,957	(13,487,957)	—	—	—	—	—	—
Derivative financial instrument	104,694	(104,694)	—	—	—	—	—	—
Trade payables	2,139,312	(2,139,312)	—	—	—	—	—	—
Provision for civil contingencies - Anatel	9,333,795	(9,333,795)	—	—	—	—	—	—
Provison for pension plan	560,046	(560,046)	—	—	—	—	—	—
Other	43,333	(43,333)	—	—	—	—	—	—
Provision for labor contingencies	899,226	(1,036,172)	136,946	—	—	—	—	—
Provision for civil - other claims	2,929,275	(2,218,538)	(710,737)	—	—	—	—	—

Total - Liabilities subject to compromise	65,139,228	(64,565,437)	(573,791)	—	—	—	—	—

Bondholders	—	32,314,638	(161,600)	(11,054,800)	(11,613,980)	(4,807,262)	2,035,699	6,712,695
BNDES – Borrowings and financing	—	3,326,952	—	—	—	—	289,122	3,616,074
Other Borrowings and financing	—	13,592,651	50,375	—	—	(9,121,399)	1,599,510	6,121,137
Anatel (AGU) and other trade payables	—	10,588,661	445,077	(1,826,678)	—	(5,577,234)	164,784	3,794,610
Provison for labor, civil and Anatel contingencies	—	4,182,489	56,975	—	—	—	149,173	4,388,637
Provison for pension plan	—	560,046	—	—	—	—	14,679	574,725

Total - Liabilities not subject to compromise	—	64,565,437	390,827	(12,881,478)	(11,613,980)	(19,505,895)	4,252,967	25,207,878

(i)	Represent gains on restructuring of borrowings and financings, trade payables owing to ANATEL-AGU and other trade payables, as a result of the JR Proceedings.
(ii)	Represent the fair value of shares issued in partial settlement of the Senior Notes (Note 22).
(iii)

The financial liabilities have been adjusted to present value according to the criteria of ASC 852 as of the time at which it has reclassified each of the financial liabilities that were legally affected by the JRP from liabilities subject to compromise to borrowings and financings or trade payables. It was calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.

(iv)

Represent the contractual interest and foreign currency fluctuation calculated after completed the financial debt restructuring and other claims restructuring in the terms and conditions provided in the JRP.

Under the Judicial Reorganization proceedings, claims are classified in one of four classes and the treatment of claims under the JRP is differentiated for each of these classes:

•	Class I – labor-related claims;

•	Class II – secured claims;

•	Class III – unsecured claims, statutorily or generally privileged claims, and subordinated claims; and

•	Class IV – claims held by “small companies” under Brazilian law.